REVENUE (Tables)	12 Months Ended
May 31, 2020
Revenue Abstract
Schedule of detailed information about revenue
	May 31	May 31
For the year ended	2020	2019
Endeavor stream	$3,520,828	$7,852,661
COSE royalty	61,716	—
Joaquin royalty	28,557	—
Total revenue	$3,611,101	$7,852,661